Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Other Current Liabilities [Abstract]
Schedule of Other Current Liabilities

	December 31,
	2020	2019
	U.S. Dollars (in thousands)

Accrued employee compensation and related benefits	9,698	7,713
Commissions	7,965	5,963
Advances from customers and deferred revenues	6,155	2,004
Accrued expenses	2,570	1,343
Accrued warranty costs (1)	2,328	1,723
Government institutions and income tax payable	752	700
Operating lease obligations (See Note 2(U))	736	826

	30,204	20,272

Changes In Product Warranty Obligation

(1)	Changes in the accrued warranty costs are as follows:

	Year Ended December 31,
	2020	2019	2018
	U.S. Dollars (in thousands)
Beginning of year	1,723	1,714	1,300
Accruals	3,667	3,170	2,930
Usage	(3,062)	(3,161)	(2,516)

Balance at end of year	2,328	1,723	1,714